As filed with the Securities and Exchange Commission on March 31, 2023

Registration No.	333-08543 811-07717

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-3

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 44

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

1940

Amendment No. 45

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Insurance Company)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Insurance Company’s Principal Executive Offices)

Insurance Company’s Telephone Number: (914) 627-3600

Brian Stallworth, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel

440 Mamaroneck Avenue

Harrison, NY 10528

Brian Stallworth, Esquire

Transamerica Retirement Solutions

1801 California St., Suite 5200

Denver, CO 80202

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

immediately upon filing pursuant to paragraph (b)

__X_    on (May 1, 2023) pursuant to paragraph (b)

____    60 days after pursuant to paragraph (a)

__ __ on (date) pursuant to paragraph (a)

____    75 days after filing pursuant to paragraph (a)(2) on (date)

____     on (date) pursuant to paragraph (a)(2) of rule 485 under the Securities Act.

If appropriate, check the following box:

__X___        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 44 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 45 under the Investment Company Act of 1940, as amended) to the Registration Statement on Form N-3 (the “Registration Statement”) of Registrant is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act solely for the purpose of delaying, until May 1, 2023 the effectiveness of Post-Effective Amendment No. 43 on February 3, 2023, pursuant to paragraph (a) of Rule 485 under the 1933 Act.

This Post-Effective Amendment No. 44 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-3 to be signed on its behalf, by the undersigned thereto duly authorized, in the City of Denver and State of Colorado, on this 31st day of March, 2023.

TRANSAMERICA ASSET ALLOCATION
VARIABLE FUNDS
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
(Depositor)

By:	* /s/Jamie Ohl
Jamie Ohl
President

Pursuant to the requirement of the Securities Act of 1933 this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on March 31, 2023.

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS:

/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	March 31, 2023
Marijn P. Smit

/s/ Sandra N. Bane	Trustee	March 31, 2023
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	March 31, 2023
Leo J. Hill*

/s/ Kathleen T. Ives	Trustee	March 31, 2023
Kathleen T. Ives*

/s/ Lauriann C. Kloppenburg	Trustee	March 31, 2023
Lauriann C. Kloppenburg*

/s/ Fredric A. Nelson III	Trustee	March 31, 2023
Fredric A. Nelson III*

/s/ John E. Pelletier	Trustee	March 31, 2023
John E. Pelletier*

/s/ Patricia L. Sawyer	Trustee	March 31, 2023
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	March 31, 2023
John W. Waechter*

/s/ Alan F. Warrick	Trustee	March 31, 2023
Alan F. Warrick*

/s/ Vincent J. Toner	Vice President, Treasurer, Principal	March 31, 2023
Vincent J. Toner	Financial Officer and Principal Accounting Officer

*By: /s/ Dennis P. Gallagher	Chief Legal Officer and Secretary	March 31, 2023
Dennis P. Gallagher **

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and State of Colorado, on March 31, 2023.

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
Registrant

TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
Depositor

Jamie Ohl *
President and Chief Executive Office

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on March 31, 2023.

Signatures	Title

* Jamie Ohl	President and Chief Executive Officer (principal executive officer)

* Bonnie T. Gerst	Director and Chairman of the Board (principal accounting officer)

* Christopher S. Fleming	Director and Chief Operating Officer, Individual Solutions Division

* Andrew S. Williams	Director, Assistant Secretary, General Counsel and Senior Vice President

* Matt Kepler	Chief Financial Officer, Executive Vice President and Treasurer (principal financial officer)

* Zachary Harris	Director, Chief Operating Officer, Workplace Solutions Division

* Wendy E. Cooper	Director

* Anne C. Kronenberg	Director

* June Yuson	Director

/S/ Brian Stallworth Brian Stallworth	Assistant Secretary

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith

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